Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2018
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Income and Share Data Used in Basic and Diluted EPS Computations

The following reflects the income and share data used in the basic and diluted EPS computations:

	2016
	Amount after income tax	Weighted average number of ordinary shares outstanding*	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit (loss) attributable to:
Equity holders of the Company
- Continuing operations	1,829,327		2.13
- Discontinued operations	(122,105)		(0.14)

Equity holders of the Company	1,707,222		1.99
Predecessors’ interests	(306,012)		(0.35)

	1,401,210	859,644	1.64

Diluted earnings per share
Employees’ compensations		3,035
Restricted shares		4,122

Profit (loss) attributable to:
Equity holders of the Company
- Continuing operations	1,829,327		2.11
- Discontinued operations	(122,105)		(0.14)

Equity holders of the Company	1,707,222		1.97
Predecessors’ interests	(306,012)		(0.35)

	1,401,210	866,801	1.62

*	The weighted average number of shares takes into account the weighted average effect of changes in treasury stock transaction during the year.

	2017
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to:
Equity holders of the Company
- Continuing operations	981,929		1.16
- Discontinued operations	1,814,953		2.14

	2,796,882	846,686	3.30

Diluted earnings per share
Employees’ compensations		14,034
Restricted shares		5,075

Profit attributable to:
Equity holders of the Company
- Continuing operations	981,929		1.13
- Discontinued operations	1,814,953		2.10

	2,796,882	865,795	3.23

	2018
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$	US$
Profit attributable to the equity holders of the Company	1,325,824	802,725	1.65	0.05

Diluted earnings per share
Employees’ compensations		7,626
Restricted shares		3,356

Profit attributable to the equity holders of the Company	1,325,824	813,707	1.63	0.05